Plan Description (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Requisite Service Period	30 days	90 days
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	1.00%
EBP, Employer Contribution, Matching Percentage, Two	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage, Minimum	1.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage, Maximum	6.00%
EBP, Employer Contribution Vesting Percentage	100.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable From Participant, General Loan, Minimum Borrowing Term	1 year
EBP, Note Receivable From Participant, General Loan, Maximum Borrowing Term	5 years
EBP, Quarterly Amount Deducted From Participant Account For Administrative Expenses	$ 8.50